Notes Payable (Details Narrative) (10-K) - USD ($)						6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 16, 2021	Mar. 10, 2021	Dec. 02, 2020	Nov. 24, 2020	Apr. 09, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Note payable		$ 300,000		$ 1,000,000
Interest rate		1.00%	6.80%	1.00%
Debt instrument, maturity date description				The Company has the option to extend the maturity date for seven one-month terms.
Debt instrument, maturity date		Mar. 10, 2022	Nov. 02, 2025	Apr. 21, 2021
Debt instrument, description				The Company has the option to extend the maturity date for seven one-month terms.
Number of shares issued to common stock		30,000
Debt discount									$ 100,000
Amortization of notes payable, debt discount						$ 93,500	$ 870	$ 19,069	248,713
Notes payable - related party						$ 800,000
Vehicles [Member]
Notes payable - related party			$ 62,400
Note Holder [Member]
Interest rate	8.00%
Debt instrument, maturity date description						The Company has exercised the option to extend the loan from April 21, 2021 to August 21, 2021 and has issued 10,000 shares to the note holder for each monthly extension.
Debt instrument, maturity date	Jan. 16, 2022
Number of shares issued to common stock				100,000		10,000
Asset Purchase Agreement [Member]
Debt instrument, principal payments								18,813	14,940
Debt instrument, remaining principal payments								$ 79,529	$ 94,469
Asset Purchase Agreement [Member] | Promissory Notes [Member]
Note payable					$ 113,281
Debt instrument, maturity date description					mature at various dates ranging from January 26, 2022 through December 17, 2023.
Asset Purchase Agreement [Member] | Promissory Notes [Member] | Minimum [Member]
Interest rate					3.75%
Asset Purchase Agreement [Member] | Promissory Notes [Member] | Maximum [Member]
Interest rate					7.44%